Derivative Warrants - Summary of Derivative Warrants (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Balance, beginning of year	$ 428	$ 0
Change in fair value recognized in profit or loss	(28,697)	12,995
Converted to common shares	(157,818)	(35,521)
Unrealized foreign exchange loss	0	22
Balance, end of year	21,700	428
2021 Series A and B Warrants
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Fair value on issuance	62,680	0
2021 Additional Series A and B Warrants
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Fair value on issuance	38,576	0
New Warrants
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Fair value on issuance	106,531	0
Agent Warrants
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Fair value on issuance	0	504
Secured Convertible Note Warrants
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Fair value on issuance	0	6,683
Unsecured Convertible Notes Warrants
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Fair value on issuance	0	3,961
2020 Series A and B Warrants
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Fair value on issuance	$ 0	$ 11,784